Related Party Transactions (Tables)	3 Months Ended
Jun. 30, 2024
Statement [Line Items]
Schedule Of Balances Due To Related Parties
	June 30, 2024	March 31, 2024
Balances due to related parties	($)	($)
Hunter Dickinson Services Inc.	101,428	134,251
United Mineral Services Ltd.	-	7,586
Thomas Wilson (CFO fees)	-	5,496
Total	101,428	147,333

Schedule of related party transactions

12. RELATED PARTY TRANSACTIONS

	June 30, 2024	March 31, 2024
Balances due to related parties	($)	($)
Hunter Dickinson Services Inc.	101,428	134,251
United Mineral Services Ltd.	-	7,586
Thomas Wilson (CFO fees)	-	5,496
Total	101,428	147,333

(a) Transactions with key management personnel

Key management personnel (“KMP”) are those persons that have the authority and responsibility for planning, directing, and controlling the activities of the Company, directly and indirectly, and by definition include all the directors of the Company.

Note 9 includes the details of a director’s loan. Note 7(b) and 7(c) includes the details of the acquisition of mineral property interests from a private entity wholly-owned by one of the directors of the Company.

During the three months ended June 30, 2024 and 2023, the Company’s President, Chief Executive Officer and Director and Corporate Secretary provided services to the Company under a service agreement with Hunter Dickinson Services Inc. (Note 12(b)).

During the three months ended June 30, 2024, the Company recorded share-based compensation expense of $60,432 (June 30, 2023 - $11,679) in relation to 6,750,000 (June 30, 2023 – 1,950,000) stock options issued to directors and officers of the Company in the prior year (Note 11 (b)).

During the three months ended June 30, 2024, the Company incurred fees totaling $15,703 (June 30, 2023 -$16,488) in respect of services provided by the Chief Financial Officer.

On June 25, 2024, the Company announced the resignation of the VP Exploration.

During the three months ended June 30, 2024, the Company incurred fees totaling $33,333 (2023 - nil) in respect of geological services provided by the former-VP Exploration.

(b) Hunter Dickinson Services Inc.

Hunter Dickinson Inc. (“HDI”) and its wholly-owned subsidiary Hunter Dickinson Services Inc. (“HDSI”) are private companies established by a group of mining professionals. HDSI provides contract services for a number of mineral exploration and development companies, and also to companies that are outside of the mining and mineral development space. Amarc acquires services from a number of related and arms-length contractors, and it is at Amarc’s discretion that HDSI provides certain contract services.

The Company has one director in common with HDSI, namely Robert Dickinson. Also, the Company’s President, Chief Executive Officer and Director, and Corporate Secretary are contracted to work for the Company under an employee secondment agreement between the Company and HDSI.

Pursuant to an agreement dated July 2, 2010, HDSI provides certain cost effective technical, geological, corporate communications, regulatory compliance, and administrative and management services to the

Company, on a non-exclusive basis as needed and as requested by the Company. As a result of this relationship, the Company has ready access to a range of diverse and specialized expertise on a regular basis, without having to engage or hire full-time employees or experts. The Company benefits from the economies of scale created by HDSI which itself serves several clients both within and external to the exploration and mining sector.

The Company is not obligated to acquire any minimum amount of services from HDSI. The monetary amount of the services received from HDSI in a given period of time is a function of annually set and agreed charge-out rates for and the time spent by each HDSI employee engaged by the Company.

HDSI also incurs third-party costs on behalf of the Company. Such third-party costs include, for example, capital market advisory services, communication services and office supplies. Third-party costs are billed at cost, without markup.

There are no ongoing contractual or other commitments resulting from the Company’s transactions with HDSI, other than the payment for services already rendered and billed. The agreement may be terminated upon 60 days’ notice by either the Company or HDSI.

The following is a summary of transactions with HDSI that occurred during the reporting period:

	Three months ended June 30,
	2024	2023
(rounded to the nearest thousand CAD)	($)	($)
Services received from HDSI and as requested by the Company	429,000	290,000
Information technology – infrastructure and support services	21,000	15,000
Office rent	15,000	13,000
Reimbursement, at cost, of third-party expenses
incurred by HDSI on behalf of the Company	72,000	81,000
Total	537,000	399,000

(c) United Mineral Services Ltd.

United Mineral Services Ltd. (“UMS”) is a private company wholly-owned by one of the directors of the Company. UMS is engaged in the acquisition and exploration of mineral property interests. During the three  months ended June 30, 2024, the Company incurred fees of $4,901 (2023 - $nil) in respect of geological services provided by UMS.

Hunter Dickinson Services Inc.
Statement [Line Items]
Schedule of related party transactions
	Three months ended June 30,
	2024	2023
(rounded to the nearest thousand CAD)	($)	($)
Services received from HDSI and as requested by the Company	429,000	290,000
Information technology – infrastructure and support services	21,000	15,000
Office rent	15,000	13,000
Reimbursement, at cost, of third-party expenses
incurred by HDSI on behalf of the Company	72,000	81,000
Total	537,000	399,000